Capital and reserves - Summary of Equity Attributed to Owners of The Parent - Movements in Other Reserves and Retained Earnings (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reserves Within Equity [Line Items]
Balance, beginning	£ 75,710	£ 67,401	£ 62,955
Comprehensive income and expense
(Loss)/profit for the year	(14,189)	6,846	6,974
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	(4,049)	8,923	32
– reclassified and reported in profit for the year	552	5	291
– net investment hedges - net fair value gains/(losses) on derivatives	236	(578)	75
net investment hedges − differences on exchange on borrowings	9	(21)	24
Cash flow hedges
– net fair value gains/(losses)	59	81	95
– reclassified and reported in profit for the year	12	101	32
– tax on net fair value (gains)/losses in respect of cash flow hedges	(23)	(17)	(32)
Investments held at fair value
– net fair value (losses)/gains	(6)	6	9
Associates – share of OCI, net of tax	(107)	6	(17)
Retirement benefit schemes
– net actuarial gains/(losses)	(106)	316	382
– surplus recognition	24	(39)	(1)
– tax on actuarial (gains)/losses in respect of subsidiaries	30	(95)	(82)
Associates – share of OCI, net of tax	(5)	19	14
Employee share options
value of employee services	71	81	76
treasury shares used for share option schemes		0	0
Dividends and other appropriations
– ordinary shares	(5,071)	(4,915)	(4,904)
Purchase of own shares
share buy-back programme		2,012
Perpetual hybrid bonds
coupons paid	(58)	(59)	(6)
tax on coupons paid	14	11	1
Non-controlling interests – acquisitions		(1)	(5)
Other movements	22	(4)	(4)
Balance, ending	52,934	75,710	67,401
held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	(110)	(80)	(82)
Translation reserve
Disclosure Of Reserves Within Equity [Line Items]
Balance, beginning	2,200	(6,427)	(6,830)
Comprehensive income and expense
(Loss)/profit for the year	0	0	0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	(4,007)	8,920	31
– reclassified and reported in profit for the year	(552)	(5)	(291)
– net investment hedges - net fair value gains/(losses) on derivatives	236	(578)	75
net investment hedges − differences on exchange on borrowings	(9)	21	(24)
Cash flow hedges
– net fair value gains/(losses)	0	0	0
– reclassified and reported in profit for the year	0	0	0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0	0	0
Investments held at fair value
– net fair value (losses)/gains	0	0	0
Associates – share of OCI, net of tax	(165)	6	(18)
Retirement benefit schemes
– net actuarial gains/(losses)	0	0	0
– surplus recognition	0	0	0
– tax on actuarial (gains)/losses in respect of subsidiaries	0	0	0
Associates – share of OCI, net of tax	0	0	0
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0	0	0
Employee share options
value of employee services	0	0	0
treasury shares used for share option schemes	0	0	0
Dividends and other appropriations
– ordinary shares	0	0	0
Purchase of own shares
share buy-back programme		0
Perpetual hybrid bonds
coupons paid	0	0	0
tax on coupons paid	0	0	0
Non-controlling interests – acquisitions		0	0
Reclassification of equity related to assets held-for-sale	(295)	295
Other movements	0	0	0
Balance, ending	(1,470)	2,200	(6,427)
Translation reserve | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0	0	0
Hedging reserve
Disclosure Of Reserves Within Equity [Line Items]
Balance, beginning	(327)	(363)	(504)
Comprehensive income and expense
(Loss)/profit for the year	0	0	0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	0	0	0
– reclassified and reported in profit for the year	0	0
– net investment hedges - net fair value gains/(losses) on derivatives	0	0	0
net investment hedges − differences on exchange on borrowings	0	0	0
Cash flow hedges
– net fair value gains/(losses)	59	81	95
– reclassified and reported in profit for the year	(12)	(101)	(32)
– tax on net fair value (gains)/losses in respect of cash flow hedges	23	17	32
Investments held at fair value
– net fair value (losses)/gains	0	0	0
Associates – share of OCI, net of tax	58	0	1
Retirement benefit schemes
– net actuarial gains/(losses)	0	0	0
– surplus recognition	0	0	0
– tax on actuarial (gains)/losses in respect of subsidiaries	0	0	0
Associates – share of OCI, net of tax	0	0	0
Other changes in equity
Cash flow hedges reclassified and reported in total assets	(27)	129	(45)
Employee share options
value of employee services	0	0	0
treasury shares used for share option schemes	0	0	0
Dividends and other appropriations
– ordinary shares	0	0	0
Purchase of own shares
share buy-back programme		0
Perpetual hybrid bonds
coupons paid	0	0	0
tax on coupons paid	0	0	0
Non-controlling interests – acquisitions		0	0
Reclassification of equity related to assets held-for-sale	0	0
Other movements	0	0	0
Balance, ending	(194)	(327)	(363)
Hedging reserve | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0	0	0
Fair value reserve
Disclosure Of Reserves Within Equity [Line Items]
Balance, beginning	30	6	(18)
Comprehensive income and expense
(Loss)/profit for the year	0	0	0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	0	0	0
– reclassified and reported in profit for the year	0	0
– net investment hedges - net fair value gains/(losses) on derivatives	0	0	0
net investment hedges − differences on exchange on borrowings	0	0	0
Cash flow hedges
– net fair value gains/(losses)	0	0	0
– reclassified and reported in profit for the year	0	0	0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0	0	0
Investments held at fair value
– net fair value (losses)/gains	(6)	6	9
Associates – share of OCI, net of tax	0	0	0
Retirement benefit schemes
– net actuarial gains/(losses)	0	0	0
– surplus recognition	0	0	0
– tax on actuarial (gains)/losses in respect of subsidiaries	0	0	0
Associates – share of OCI, net of tax	(6)	18	15
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0	0	0
Employee share options
value of employee services	0	0	0
treasury shares used for share option schemes	0	0	0
Dividends and other appropriations
– ordinary shares	0	0	0
Purchase of own shares
share buy-back programme		0
Perpetual hybrid bonds
coupons paid	0	0	0
tax on coupons paid	0	0	0
Non-controlling interests – acquisitions		0	0
Reclassification of equity related to assets held-for-sale	0	0
Other movements	0	0	0
Balance, ending	18	30	6
Fair value reserve | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0	0	0
Revaluation reserve
Disclosure Of Reserves Within Equity [Line Items]
Balance, beginning	179	179	179
Comprehensive income and expense
(Loss)/profit for the year	0	0	0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	0	0	0
– reclassified and reported in profit for the year	0	0
– net investment hedges - net fair value gains/(losses) on derivatives	0	0	0
net investment hedges − differences on exchange on borrowings	0	0	0
Cash flow hedges
– net fair value gains/(losses)	0	0	0
– reclassified and reported in profit for the year	0	0	0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0	0	0
Investments held at fair value
– net fair value (losses)/gains	0	0	0
Associates – share of OCI, net of tax	0	0	0
Retirement benefit schemes
– net actuarial gains/(losses)	0	0	0
– surplus recognition	0	0	0
– tax on actuarial (gains)/losses in respect of subsidiaries	0	0	0
Associates – share of OCI, net of tax	0	0	0
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0	0	0
Employee share options
value of employee services	0	0	0
treasury shares used for share option schemes	0	0	0
Dividends and other appropriations
– ordinary shares	0	0	0
Purchase of own shares
share buy-back programme		0
Perpetual hybrid bonds
coupons paid	0	0	0
tax on coupons paid	0	0	0
Non-controlling interests – acquisitions		0	0
Reclassification of equity related to assets held-for-sale	0	0
Other movements	0	0	0
Balance, ending	179	179	179
Revaluation reserve | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0	0	0
Other
Disclosure Of Reserves Within Equity [Line Items]
Balance, beginning	573	573	573
Comprehensive income and expense
(Loss)/profit for the year	0	0	0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	0	0	0
– reclassified and reported in profit for the year	0	0
– net investment hedges - net fair value gains/(losses) on derivatives	0	0	0
net investment hedges − differences on exchange on borrowings	0	0	0
Cash flow hedges
– net fair value gains/(losses)	0	0	0
– reclassified and reported in profit for the year	0	0	0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0	0	0
Investments held at fair value
– net fair value (losses)/gains	0	0	0
Associates – share of OCI, net of tax	0	0	0
Retirement benefit schemes
– net actuarial gains/(losses)	0	0	0
– surplus recognition	0	0	0
– tax on actuarial (gains)/losses in respect of subsidiaries	0	0	0
Associates – share of OCI, net of tax	0	0	0
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0	0	0
Employee share options
value of employee services	0	0	0
treasury shares used for share option schemes	0	0	0
Dividends and other appropriations
– ordinary shares	0	0	0
Purchase of own shares
share buy-back programme		0
Perpetual hybrid bonds
coupons paid	0	0	0
tax on coupons paid	0	0	0
Non-controlling interests – acquisitions		0	0
Reclassification of equity related to assets held-for-sale	0	0
Other movements	0	0	0
Balance, ending	573	573	573
Other | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0	0	0
Total other reserves
Disclosure Of Reserves Within Equity [Line Items]
Balance, beginning	2,655	(6,032)	(6,600)
Comprehensive income and expense
(Loss)/profit for the year	0	0	0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	(4,007)	8,920	31
– reclassified and reported in profit for the year	(552)	(5)	(291)
– net investment hedges - net fair value gains/(losses) on derivatives	236	(578)	75
net investment hedges − differences on exchange on borrowings	(9)	21	(24)
Cash flow hedges
– net fair value gains/(losses)	59	81	95
– reclassified and reported in profit for the year	(12)	(101)	(32)
– tax on net fair value (gains)/losses in respect of cash flow hedges	23	17	32
Investments held at fair value
– net fair value (losses)/gains	(6)	6	9
Associates – share of OCI, net of tax	(107)	6	(17)
Retirement benefit schemes
– net actuarial gains/(losses)	0	0	0
– surplus recognition	0	0	0
– tax on actuarial (gains)/losses in respect of subsidiaries	0	0	0
Associates – share of OCI, net of tax	(6)	18	15
Other changes in equity
Cash flow hedges reclassified and reported in total assets	(27)	129	(45)
Employee share options
value of employee services	0	0	0
treasury shares used for share option schemes	0	0	0
Dividends and other appropriations
– ordinary shares	0	0	0
Purchase of own shares
share buy-back programme		0
Perpetual hybrid bonds
coupons paid	0	0	0
tax on coupons paid	0	0	0
Non-controlling interests – acquisitions		0	0
Reclassification of equity related to assets held-for-sale	(295)	295
Other movements	0	0	0
Balance, ending	(894)	2,655	(6,032)
Total other reserves | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0	0	0
Retained earnings - Treasury shares
Disclosure Of Reserves Within Equity [Line Items]
Balance, beginning	(7,116)	(5,122)	(5,150)
Comprehensive income and expense
(Loss)/profit for the year	0	0	0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	0	0	0
– reclassified and reported in profit for the year	0	0
– net investment hedges - net fair value gains/(losses) on derivatives	0	0	0
net investment hedges − differences on exchange on borrowings	0	0	0
Cash flow hedges
– net fair value gains/(losses)	0	0	0
– reclassified and reported in profit for the year	0	0	0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0	0	0
Investments held at fair value
– net fair value (losses)/gains	0	0	0
Associates – share of OCI, net of tax	0	0	0
Retirement benefit schemes
– net actuarial gains/(losses)	0	0	0
– surplus recognition	0	0	0
– tax on actuarial (gains)/losses in respect of subsidiaries	0	0	0
Associates – share of OCI, net of tax	0	0	0
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0	0	0
Employee share options
value of employee services	0	0	0
treasury shares used for share option schemes	14	14	13
Dividends and other appropriations
– ordinary shares	0	0	0
Purchase of own shares
share buy-back programme		2,012
Perpetual hybrid bonds
coupons paid	0	0	0
tax on coupons paid	0	0	0
Non-controlling interests – acquisitions		0	0
Reclassification of equity related to assets held-for-sale	0	0
Other movements	116	84	97
Balance, ending	(7,096)	(7,116)	(5,122)
Retained earnings - Treasury shares | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	110	80	82
Retained earnings - Other
Disclosure Of Reserves Within Equity [Line Items]
Balance, beginning	51,197	49,334	47,191
Comprehensive income and expense
(Loss)/profit for the year	(14,367)	6,666	6,801
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	0	0	0
– reclassified and reported in profit for the year	0	0
– net investment hedges - net fair value gains/(losses) on derivatives	0	0	0
net investment hedges − differences on exchange on borrowings	0	0	0
Cash flow hedges
– net fair value gains/(losses)	0	0	0
– reclassified and reported in profit for the year	0	0	0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0	0	0
Investments held at fair value
– net fair value (losses)/gains	0	0	0
Associates – share of OCI, net of tax	0	0	0
Retirement benefit schemes
– net actuarial gains/(losses)	(106)	316	382
– surplus recognition	24	(39)	(1)
– tax on actuarial (gains)/losses in respect of subsidiaries	(30)	95	82
Associates – share of OCI, net of tax	1	1	(1)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0	0	0
Employee share options
value of employee services	71	81	76
treasury shares used for share option schemes	(14)	(15)	(17)
Dividends and other appropriations
– ordinary shares	5,071	4,915	4,904
Purchase of own shares
share buy-back programme		0
Perpetual hybrid bonds
coupons paid	(58)	(59)	(6)
tax on coupons paid	14	11	1
Non-controlling interests – acquisitions		(1)	(5)
Reclassification of equity related to assets held-for-sale	0	0
Other movements	(94)	(88)	(101)
Balance, ending	31,627	51,197	49,334
Retained earnings - Other | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	£ 0	£ 0	£ 0